Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2019
Accrued Expenses And Other Current Liabilities [Abstract]
Accrued Expenses and Other Current Liabilities
14.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of:

	December 31,
	2018	2019
Accrued bonus	$1,889,145	$1,063,891
Accrued professional service fees	450,015	558,752
Withholding individual income tax-option exercise	36,696	215,945
Value added taxes and other taxes payable	(20,502)	375,548
Accrued raw data cost	470,664	651,633
Accrued bandwidth cost	180,151	(24,970)
Accrued welfare benefits	69,306	64,167
Deposit payable (i)	1,384,194	—
Funds received from third party investors (ii)	4,468,798	9,415,798
Accrued sales service fees	272,849	81,623
Others	2,526,919	5,017,526
	$11,728,235	$17,419,913

In November 2018, China Finance Online entered into a Share Transfer Agreement with West Platinum Limited (the “Buyer”) to sell 1,552,000 shares (“Sale Shares”), or 20% of Rifa Financial Holdings Limited (“Rifa  Financial”) for HK$73.8 million (or approximately US$9.4 million) (the “Purchase Price”).

(i)

Pursuant to the Share Transfer Agreement, the Buyer provided a refundable deposit to the Company of $1.4 million. The refundable deposit was not considered part of the Purchase Price. The deposit was refundable to the Buyer upon the Share Transfer approval by Securities and Futures Commission of Hong Kong (“SFC”), which was one of the prerequisites for the transaction. The Share Transfer was approved during 2018 and the Company refunded the deposit to the Buyer during 2019.

(ii)

Pursuant to the Share Transfer Agreement, the completion of the equity transfer is subject to conditions, including but not limited to obtaining all necessary approvals and consents of Securities and Futures Commission of Hong Kong. As of December 31, 2019, both the register of shareholders and business registration had not been changed, therefore the equity transfer has not been completed and recorded in noncontrolling interests. In addition, the Share Transfer Agreement was subject to Rifa Financial being listed on the Main Board of the Stock Exchange of Hong Kong Limited (“HKEX”) as of December 31, 2019. If Rifa Financial is not listed on the HKEX, the Company would refund all amounts received under the Share Transfer Agreement without interest to the Buyer within two weeks from December 31, 2019.  Due to the failure of Rifa Financial listing on HKEX through December 31, 2019, the shares were not transferred to the Buyer. The Company is obligated to return the Purchase Price (funds received) to the Buyer.